Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Nov. 25, 2014
Document Effective Date	Nov. 25, 2014
Prospectus Date	Nov. 25, 2014
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSDYX